LEASE LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Schedule of Lease liabilities

As of March 31,
	2025 HK$’000	2026 HK$’000

As of April 1	843	-
Interest expenses	18	-
Lease payment	(861)	-

As of March 31	-	-

Lease Liabilities
Current portion	-	-

Maturity analysis
Less than one year	-	-
Total undiscounted lease liabilities	-	-
Amount representing implicit interest	-	-

Lease obligation	-	-